Tax situation - Additional information (Details)					1 Months Ended		12 Months Ended
		Jan. 05, 2021 installment	Jan. 01, 2017	Jan. 01, 2004	Jul. 17, 2012	Sep. 28, 2011	Dec. 31, 2020 PEN (S/) installment	Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)
Disclosure Of Income Tax Explanatory
Refunds provision															$ 13,700,000
Applicable tax rate			29.50%				32.00%	32.00%	32.00%	32.00%
Income Tax Rate Applicable To Dividends							5.00%	5.00%
Applicable Tax Rate With Respect To Results Obtained												6.80%	6.80%	4.10%
Unused tax losses for which no deferred tax asset recognised							S/ 2,469,226,000								681,354,000	S/ 1,950,896,000	$ 588,151,000
Mining royalties.								$ 11,749,000	$ 12,832,000	$ 21,388,000
Term of agreement of guarantees and measures to promote investments					15 years
Current tax expense (income)								9,924,000	11,911,000	16,882,000
Current tax expense income relating to special mining tax									18,600,000
Current tax expense income relating to mining royalties								17,300,000	28,400,000
Current tax expense income relating to statutory retirement fund								2,600,000	1,800,000
Deferred tax expense (income)								15,506,000	(37,501,000)	9,997,000
Tax expense (income), continuing operations								$ 25,430,000	$ (25,590,000)	$ 26,879,000
Construction work in progress (as a percent)							80.00%	80.00%
Deductible temporary differences for which no deferred tax asset is recognised															1,100,000,000
Data processing equipment
Disclosure Of Income Tax Explanatory
Depreciation rate							50.00%	50.00%
Machinery and equipment
Disclosure Of Income Tax Explanatory
Depreciation rate							20.00%	20.00%
Land transport vehicle
Disclosure Of Income Tax Explanatory
Depreciation rate							33.30%	33.30%
Hybrid or electric land transport vehicle
Disclosure Of Income Tax Explanatory
Depreciation rate							50.00%	50.00%
SUNAT
Disclosure Of Income Tax Explanatory
Number Of Equal Monthly Payments | installment		66
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory
Applicable Tax Rate With Respect To Results Obtained										5.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Applicable tax rate			29.50%				29.50%	29.50%	29.50%	29.50%
Maximum mining tax rate on operating profit						12.00%
Mining royalties included in cost of production								$ 6,167,000	$ 7,360,000	$ 1,273,000
Mining tax expense								$ 5,065,000	9,702,000	592,000
Employers contribution rate							0.50%	0.50%
Employees Contribution Rate							0.50%	0.50%
Current Income Tax Payable															39,604,000
Mining Tax Payable															2,425,000		2,877,000
Income and mining tax expense								$ 868,000	728,000	39,000
Term of agreement of guarantees and measures to promote investments							15 years	15 years
Mining royalties payable										0	$ 0				55,000		1,563,000
Current tax expense (income)								$ 53,018,000	64,928,000	30,368,000
Deferred tax expense (income)								0	0	(1,071,000)
Tax expense (income), continuing operations								$ 53,018,000	$ 64,928,000	$ 29,297,000
Tax rate effect from change in tax rate							29.00%	29.00%
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Applicable tax rate							32.00%	32.00%	32.00%	32.00%
Deferred tax expense (income) recognised in profit or loss								$ 26,300,000	$ 141,600,000	$ 62,200,000
Amount Paid For Disputed Tax Assessments															432,700,000		432,700,000
Other non-current receivables	[1]														190,501,000		186,626,000
Current tax expense (income)								236,926,000	(298,074,000)	325,170,000
Current tax expense income relating to special mining tax										(28,200,000)
Current tax expense income relating to mining royalties										34,900,000
Current tax expense income relating to statutory retirement fund										1,500,000
Deferred tax expense (income)								25,962,000	139,934,000	61,483,000
Tax expense (income), continuing operations								236,926,000	298,074,000	325,170,000
Current income tax expense								$ 210,600,000	$ 156,500,000	263,000,000
Sociedad Minera Cerro Verde S.A.A. [Member] | December 2006 to December 2013 | SUNAT
Disclosure Of Income Tax Explanatory
Tax payment based on exchange rates															435,200,000
Tax payment based on estimated due							S/ 1,600,000								476,700,000
Number Of Equal Monthly Payments | installment							66	66
Deferred Interest, Interest And Penalties								$ 496,500,000
Amount of the assessment, including interest and penalties							S/ 2,800,000,000	$ 771,200,000
Minera Yanacocha SRL One [Member]
Disclosure Of Income Tax Explanatory
Additional income and mining tax expense										$ 8,230,000	$ 3,526,000
Current Income Tax Payable																	20,276,000
Peruvian government [member]
Disclosure Of Income Tax Explanatory
Applicable tax rate							32.00%	32.00%
Peruvian government [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Royalty rate on revenue						1.00%
IFRS Standby Letters of Credit [Member] | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Income Tax Explanatory
Notional amount							S/ 1,370,300,000								$ 378,100,000	S/ 1,643,900,000	$ 495,600,000
Minimum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue				1.00%
Minimum | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit							2.00%	2.00%
Minimum | Minera Yanacocha SRL and subsidiary [Member] | Special Mining Burden [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit							4.00%	4.00%
Maximum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue				12.00%
Maximum | Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit							8.40%	8.40%
Maximum | Minera Yanacocha SRL and subsidiary [Member] | Special Mining Burden [Member]
Disclosure Of Income Tax Explanatory
Mining tax rate on operating profit							13.12%	13.12%

[1]	Represents disbursements made under protest by the Company in connection with disputed tax assessments related to reviews by SUNAT (Superintendencia Nacional de Administración Tributaria) from the years 2003 to 2012 (see Note 13(c) and 13(e)). According to current tax procedures and the timeframe for resolving these types of claims, management and its legal advisors expect resolution of this matter will be favorable to the Company and amounts will be recoverable.